Securitizations and Variable Interest Entities, Resecuritization Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Trading debt securities	$ 121,205	$ 97,302
Resecuritization [Member] | VIEs that we do not consolidate [Member]
Variable Interest Entity [Line Items]
Assets, nonconsolidated VIE to which we sold assets and hold an interest	44,100	52,000
Resecuritization [Member] | VIEs that we do not consolidate [Member] | Trading debt securities [Member]
Variable Interest Entity [Line Items]
Assets sold	9,700	12,700	$ 17,000
Resecuritization [Member] | VIEs that we do not consolidate [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Trading debt securities	819	984
Resecuritization [Member] | VIEs that we do not consolidate [Member] | Fair value, inputs, level 2 [Member] | Trading debt securities [Member]
Variable Interest Entity [Line Items]
Securities recognized	$ 544	$ 239	$ 428